VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Par Value	Value
Asset-Backed Security—0.3%
Collateralized Loan Obligation—0.3%
Mountain View CLO XVI Ltd. 2022-1A, E (3 month Term SOFR + 9.080%, Cap N/A, Floor 9.080%) 144A 14.388%, 10/15/32(1)(2)	$ 5,000	$ 4,941
Total Asset-Backed Security (Identified Cost $4,641)		4,941

Convertible Bonds and Notes—0.1%
Communication Services—0.1%
Liberty Interactive LLC 4.000%, 11/15/29	8,000	1,920
Total Convertible Bonds and Notes (Identified Cost $6,724)		1,920

Corporate Bonds and Notes—7.9%
Communication Services—1.5%
Allen Media LLC 144A 10.500%, 2/15/28(1)	3,750	2,145
Cable One, Inc. 144A 4.000%, 11/15/30(1)	4,200	3,199
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	5,000	4,197
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,325
Iliad Holding SASU
144A 6.500%, 10/15/26(1)	10,550	9,912
144A 7.000%, 10/15/28(1)	3,000	2,731
		23,509

Consumer Discretionary—1.0%
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	4,000	2,885
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	6,027	5,548
QVC, Inc. 4.750%, 2/15/27	3,000	1,841
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	3,000	1,830
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	3,000	2,877
		14,981

Consumer Staples—0.1%
Albertsons Cos., Inc. 144A 3.250%, 3/15/26(1)	2,000	1,853
Energy—0.1%
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	2,445	2,229
Financials—2.1%
Altice Financing S.A.
144A 5.000%, 1/15/28(1)	3,000	2,562
	Par Value	Value

Financials—continued
144A 5.750%, 8/15/29(1)	$ 2,000	$ 1,639
Bread Financial Holdings, Inc. 144A 4.750%, 12/15/24(1)	2,000	1,938
CCO Holdings LLC 144A 4.250%, 2/1/31(1)	2,000	1,592
Domtar Corp. 144A 6.750%, 10/1/28(1)	2,000	1,656
Ford Motor Credit Co. LLC 2.700%, 8/10/26	3,000	2,677
Global Payments, Inc. 2.900%, 5/15/30	3,751	3,075
Level 3 Financing, Inc. 144A 10.500%, 5/15/30(1)	2,000	2,013
LSF11 A5 HoldCo. LLC 144A 6.625%, 10/15/29(1)	2,610	2,170
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	5,900	5,011
Rocket Mortgage LLC
144A 2.875%, 10/15/26(1)	2,600	2,290
144A 3.875%, 3/1/31(1)	1,000	797
Summit Midstream Holdings LLC 144A 9.000%, 10/15/26(1)(2)	990	951
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	3,866	3,677
		32,048

Health Care—1.2%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	4,500	3,695
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	3,465	1,447
Encompass Health Corp. 4.500%, 2/1/28	3,000	2,733
Tenet Healthcare Corp.
6.125%, 10/1/28	8,500	7,979
4.375%, 1/15/30	2,090	1,798
		17,652

Industrials—0.3%
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	3,500	2,853
Griffon Corp. 5.750%, 3/1/28	2,000	1,815
		4,668

Information Technology—0.8%
Crowdstrike Holdings, Inc. 3.000%, 2/15/29	5,250	4,422
Sensata Technologies B.V. 144A 4.000%, 4/15/29(1)	5,000	4,306
	Par Value	Value

Information Technology—continued
Virtusa Corp. 144A 7.125%, 12/15/28(1)	$ 4,700	$ 3,795
		12,523

Materials—0.4%
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	3,615	3,029
Mativ Holdings, Inc. 144A 6.875%, 10/1/26(1)	2,500	2,281
		5,310

Real Estate—0.4%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	2,000	1,835
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	2,000	1,815
SBA Communications Corp. 3.125%, 2/1/29	3,250	2,711
		6,361

Total Corporate Bonds and Notes (Identified Cost $136,423)		121,134

Leveraged Loans—87.5%
Aerospace—6.3%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.331%, 2/15/29(2)	10,665	10,498
American Airlines, Inc. (3 month Term SOFR + 5.012%) 10.338%, 4/20/28(2)	18,877	19,424
Barnes Group, Inc. (1 month Term SOFR + 3.100%) 8.416%, 8/9/30(2)	3,610	3,612
Cobham Ultra Seniorco S.a r.l. (6 month Term SOFR + 3.928%) 9.363%, 8/6/29(2)	5,982	5,942
Delos Aircraft DAC (3 month Term SOFR + 2.000%) 7.390%, 10/14/27(2)	5,511	5,515
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.076%, 10/20/27(2)	7,657	7,922
Dynasty Acquisition Co., Inc.
2023, Tranche B-1 (1 month Term SOFR + 4.000%) 9.316%, 8/24/28(2)	6,451	6,433
2023, Tranche B-2 (1 month Term SOFR + 4.000%) 9.316%, 8/24/28(2)	2,765	2,757
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.798%, 6/21/27(2)	14,000	14,527
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Aerospace—continued
Rand Parent LLC Tranche B (3 month Term SOFR + 4.250%) 9.640%, 3/18/30(2)	$ 5,169	$ 5,003
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.250%) 9.619%, 1/15/27(2)	4,644	4,632
United AirLines, Inc. Tranche B (1 month Term SOFR + 3.864%) 9.182%, 4/21/28(2)	5,215	5,216
Vertex Aerospace Services Corp. First Lien (1 month Term SOFR + 3.600%) 8.916%, 12/6/28(2)	5,135	5,132
		96,613

Chemicals—6.7%
ARC Falcon I, Inc.
(1 month Term SOFR + 3.850%) 9.166%, 9/30/28(2)	5,684	5,608
(1 month Term SOFR + 7.100%) 12.416%, 9/30/29(2)	5,000	4,481
Ascend Performance Materials Operations LLC 2021 (3 month Term SOFR + 4.850%) 10.317%, 8/27/26(2)	5,046	4,928
Chemours Co. (The) Tranche B-3 (1 month Term SOFR + 3.500%) 8.816%, 8/18/28(2)	4,885	4,824
Consolidated Energy Finance S.A. (1 month Term SOFR + 2.600%) 7.916%, 5/7/25(2)	8,690	8,594
Cyanco Intermediate 2 Corp. Tranche B (3 month LIBOR + 3.000%) 0.000%, 6/29/28(2)(3)	3,750	3,751
Geon Performance Solutions LLC (3 month Term SOFR + 5.012%) 10.402%, 8/18/28(2)	4,008	3,942
Herens Holdco S.a.r.l. Tranche B (3 month Term SOFR + 4.025%) 9.415%, 7/3/28(2)	4,423	3,908
Hexion Holdings Corp.
First Lien (3 month Term SOFR + 4.650%) 10.033%, 3/15/29(2)	1,887	1,790
Second Lien (1 month Term SOFR + 7.438%) 12.756%, 3/15/30(2)	4,305	3,487
	Par Value	Value

Chemicals—continued
Ineos Enterprises Holdings U.S. Finco LLC Tranche B (3 month Term SOFR + 3.850%) 9.272%, 6/23/30(2)	$ 4,420	$ 4,405
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.166%, 11/8/27(2)	3,761	3,741
Ineos U.S. Finance LLC 2030 (1 month Term SOFR + 3.600%) 8.916%, 2/18/30(2)	7,542	7,476
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.666%, 10/15/28(2)	1,995	1,965
LSF11 AS Holdco LLC (1 month Term SOFR + 3.614%) 8.931%, 10/15/28(2)	2,985	2,911
Manchester Acquisition Sub LLC (3 month Term SOFR + 5.900%) 11.310%, 12/1/26(2)	4,952	4,522
Neptune Husky U.S. Bidco LLC (3 month Term SOFR + 5.150%) 10.540%, 1/3/29(2)	5,056	3,661
Pearls Netherlands Bidco B.V. Tranche B (3 month Term SOFR + 3.750%) 9.119%, 2/26/29(2)	4,858	4,836
PMHC II, Inc. (3 month Term SOFR + 4.400%) 9.698%, 4/23/29(2)	5,782	5,444
Trinseo Materials Operating SCA 2021 (1 month Term SOFR + 2.614%) 7.931%, 5/3/28(2)	4,548	3,807
Tronox Finance LLC
2022, First Lien (3 month Term SOFR + 3.250%) 8.640%, 4/4/29(2)	2,280	2,245
2023 (2 month Term SOFR + 3.500%) 8.832%, 8/11/28(2)	2,930	2,899
Vantage Specialty Chemicals, Inc. 2023, First Lien (1 month Term SOFR + 4.750%) 10.081%, 10/26/26(2)	4,287	4,189
Windsor Holdings III LLC Tranche B (1 month Term SOFR + 4.500%) 9.830%, 8/1/30(2)	5,615	5,587
		103,001

	Par Value	Value

Consumer Durables—1.0%
Lakeshore Learning Materials (1 month Term SOFR + 3.614%) 8.931%, 9/29/28(2)	$ 4,509	$ 4,468
Restoration Hardware, Inc. 2022 (1 month Term SOFR + 3.350%) 8.666%, 10/20/28(2)	3,514	3,376
Safety Products
First Lien (1 month Term SOFR + 4.600%) 9.916%, 6/26/26(2)	1,868	1,825
First Lien (1 month Term SOFR + 4.600%) 9.916%, 6/28/26(2)	101	99
Weber-Stephen Products LLC
2022, Tranche B (1 month Term SOFR + 4.350%) 9.666%, 10/30/27(2)	1,921	1,732
Tranche B (1 month Term SOFR + 3.364%) 8.681%, 10/30/27(2)	3,634	3,264
		14,764

Consumer Non-Durables—0.5%
ABG Intermediate Holdings 2 LLC
(1 month Term SOFR + 6.100%) 11.416%, 12/20/29(2)	676	680
2023 (1 month Term SOFR + 4.100%) 9.416%, 12/21/28(2)	4,356	4,353
Recess Holdings, Inc. (3 month Term SOFR + 4.000%) 9.383%, 3/31/27(2)	3,140	3,130
		8,163

Energy—3.6%
AL NGPL Holdings LLC
(3 month Term SOFR + 3.864%) 9.293%, 4/13/28(2)	665	666
(3 month Term SOFR + 4.012%) 8.781%, 4/14/28(2)	4,634	4,637
Blackbrush Oil & Gas LP PIK Interest Capitalization (3 month LIBOR + 5.000%) 10.648%, 9/3/25(2)(4)	4,977	4,977
Brazos Delaware II LLC (1 month Term SOFR + 3.750%) 9.084%, 2/11/30(2)	5,260	5,227
Championx Corp. Tranche B-2 (1 month Term SOFR + 2.850%) 8.166%, 6/7/29(2)	6,025	6,092
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Invenergy Thermal Operating I LLC Tranche C (1 month Term SOFR + 4.615%) 9.951%, 8/14/29(2)	$ 345	$ 344
Lackawanna Energy Center LLC Tranche B-2 (1 month Term SOFR + 5.000%) 10.316%, 8/6/29(2)	5,881	5,798
M6 ETX Holdings II Midco LLC (1 month Term SOFR + 4.600%) 9.920%, 9/19/29(2)	6,863	6,837
Medallion Midland Acquisition LLC (3 month Term SOFR + 4.012%) 9.402%, 10/18/28(2)	2,997	2,997
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.692%, 10/5/28(2)	8,025	8,012
Par Petroleum LLC Tranche B (3 month Term SOFR + 4.350%) 9.772%, 2/28/30(2)	5,900	5,883
Whitewater Whistler Holdings LLC (1 month Term SOFR + 3.250%) 8.640%, 2/15/30(2)	3,481	3,484
		54,954

Financials—8.5%
Apollo Commercial Real Estate Finance, Inc. (1 month Term SOFR + 2.864%) 8.181%, 5/15/26(2)	4,253	4,146
Asurion LLC
Tranche B-10 (3 month LIBOR + 3.000%) 0.000%, 8/19/28(2)(3)	1,576	1,526
Tranche B-11 (1 month Term SOFR + 4.350%) 9.666%, 8/21/28(2)	14,962	14,514
Tranche B-4 (1 month Term SOFR + 5.364%) 10.681%, 1/20/29(2)	10,796	9,549
Tranche B-8 (1 month Term SOFR + 3.364%) 8.681%, 12/23/26(2)	1,523	1,488
BCP Renaissance Parent LLC Tranche B-4 (3 month Term SOFR + 3.500%) 8.900%, 10/31/28(2)	4,517	4,506
Blackstone Mortgage Trust, Inc. Tranche B (1 month Term SOFR + 2.864%) 8.181%, 4/23/26(2)	4,912	4,826
	Par Value	Value

Financials—continued
Castlelake Aviation One Designated Activity Co. 2023 (3 month Term SOFR + 3.012%) 8.421%, 10/22/27(2)	$ 3,343	$ 3,335
Citadel Securities LP Tranche B (1 month Term SOFR + 2.614%) 7.931%, 7/29/30(2)	7,523	7,500
CTC Holdings LP (3 month Term SOFR + 5.250%) 10.344%, 2/20/29(2)	4,782	4,686
DRW Holdings LLC First Lien (1 month Term SOFR + 3.864%) 9.181%, 3/1/28(2)	9,009	8,983
EIG Management Co. LLC (1 month Term SOFR + 3.850%) 9.166%, 2/24/25(2)	5,481	5,467
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.369%, 6/27/29(2)	4,921	4,917
First Eagle Holdings, Inc. 2018, Tranche B (3 month Term SOFR + 2.600%) 7.990%, 2/1/27(2)	12	—
Fugue Finance LLC Tranche B (2 month Term SOFR + 4.000%) 9.354%, 1/26/28(2)	4,896	4,899
GIP Pilot Acquisition Partners LP (3 month LIBOR + 3.000%) 0.000%, 9/18/30(2)(3)	1,670	1,664
GTCR W Merger Sub LLC Tranche B (3 month LIBOR + 1.750%) 0.000%, 9/20/30(2)(3)	2,845	2,843
HighTower Holding LLC (3 month Term SOFR + 4.262%) 9.612%, 4/21/28(2)	5,453	5,440
Hudson River Trading LLC (3 month Term SOFR + 3.262%) 8.631%, 3/20/28(2)	7,227	7,174
Jane Street Group LLC (1 month Term SOFR + 2.864%) 8.181%, 1/26/28(2)	5,838	5,816
Jones DesLauriers Insurance Management, Inc. 2023 (3 month Term SOFR + 4.250%) 9.615%, 3/15/30(2)	3,410	3,416
Nexus Buyer LLC (1 month Term SOFR + 3.850%) 9.166%, 11/9/26(2)	3,071	3,024
	Par Value	Value

Financials—continued
OneDigital Borrower LLC 2021, Tranche B (1 month Term SOFR + 4.350%) 9.666%, 11/16/27(2)	$ 6,297	$ 6,279
Superannuation and Investments U.S. LLC (1 month Term SOFR + 3.864%) 9.181%, 12/1/28(2)	4,146	4,131
VFH Parent LLC (1 month Term SOFR + 3.100%) 8.418%, 1/13/29(2)	6,881	6,819
WH Borrower LLC
(3 month Term SOFR + 5.500%) 10.808%, 2/15/27(2)	3,880	3,854
2023-1 (3 month Term SOFR + 5.500%) 10.808%, 2/15/27(2)	99	98
		130,900

Food / Tobacco—1.6%
1011778 B.C. Unlimited Liability Co. Tranche B-5 (1 month Term SOFR + 2.250%) 7.566%, 9/23/30(2)	3,611	3,595
Evergreen AcqCo 1 LP (3 month Term SOFR + 5.512%) 10.902%, 4/26/28(2)	2,069	2,073
Naked Juice LLC
(3 month Term SOFR + 3.350%) 8.740%, 1/24/29(2)	2,180	2,066
Second Lien (3 month Term SOFR + 6.100%) 11.490%, 1/24/30(2)	3,830	3,092
Primary Products Finance LLC (3 month Term SOFR + 4.150%) 9.397%, 3/30/29(2)	5,355	5,331
Quirch Foods Holdings LLC (3 month Term SOFR + 5.012%) 10.449%, 10/27/27(2)	5,450	5,420
Whole Earth Brands, Inc. (3 month Term SOFR + 4.500%) 9.890%, 2/5/28(2)	3,025	2,718
		24,295

Forest Prod / Containers—2.2%
Domtar Corp. (1 month Term SOFR + 5.614%) 10.939%, 11/30/28(2)	8,279	8,254
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 10.476%, 2/12/26(2)	7,371	7,076
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—continued
Schweitzer-Mauduit International, Inc. Tranche B (1 month Term SOFR + 3.864%) 9.181%, 4/20/28(2)	$ 8,545	$ 8,439
Spa Holdings 3 Oy Tranche B (3 month Term SOFR + 4.262%) 9.652%, 2/4/28(2)	5,813	5,639
Trident TPI Holdings, Inc. Tranche B-5 (3 month Term SOFR + 4.500%) 9.890%, 9/15/28(2)	4,565	4,550
		33,958

Gaming / Leisure—3.8%
Aimbridge Acquisition Co., Inc. (1 month Term SOFR + 3.864%) 9.181%, 2/2/26(2)	2,964	2,838
AP Gaming I LLC Tranche B (3 month Term SOFR + 4.150%) 9.540%, 2/15/29(2)	3,054	3,041
Bombardier Recreational Products, Inc. 2022-2 (1 month Term SOFR + 3.500%) 8.816%, 12/13/29(2)	6,948	6,945
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.666%, 2/6/30(2)	3,109	3,107
Deluxe Entertainment Services Group, Inc., PIK Interest Capitalization Second Lien (3 month LIBOR + 8.500%) 8.680%, 9/25/24(5)(6)(7)	4,451	—
Flutter Entertainment plc 2028, Tranche B (3 month Term SOFR + 3.512%) 8.902%, 7/22/28(2)	4,326	4,329
Four Seasons Hotels Ltd. 2022 (1 month Term SOFR + 2.600%) 7.916%, 11/30/29(2)	2,993	2,996
Herschend Entertainment Co. LLC (1 month Term SOFR + 3.864%) 9.181%, 8/27/28(2)	4,390	4,381
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.640%, 8/1/30(2)	3,265	3,265
Oyo Hospitality Netherlands B.V. (3 month Term SOFR + 8.512%) 13.908%, 6/23/26(2)	5,613	4,799
	Par Value	Value

Gaming / Leisure—continued
Playa Hotels & Resorts B.V. (1 month Term SOFR + 4.250%) 9.581%, 1/5/29(2)	$ 7,720	$ 7,717
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.434%, 4/13/29(2)	11,549	11,534
Travel + Leisure Co. 2022 (1 month Term SOFR + 4.100%) 9.432%, 12/14/29(2)	3,642	3,641
		58,593

Health Care—8.4%
AHP Health Partners, Inc. (1 month Term SOFR + 3.614%) 8.931%, 8/24/28(2)	9,350	9,343
ASP Navigate Acquisition Corp. (3 month Term SOFR + 4.512%) 9.877%, 10/6/27(2)	4,692	4,665
AthenaHealth Group, Inc. (1 month Term SOFR + 3.250%) 8.568%, 2/15/29(2)	5,875	5,756
Envision Healthcare Corp.
(3 month LIBOR + 3.250%) 0.000%, 3/31/27(3)(5)(6)	5,654	9
(3 month Term SOFR + 4.250%) 9.640%, 3/31/27(6)	2,313	521
FINThrive Software Intermediate Holdings, Inc.
(1 month Term SOFR + 4.114%) 9.431%, 12/18/28(2)	3,122	2,539
Second Lien (1 month Term SOFR + 6.750%) 12.181%, 12/17/29(2)	2,115	1,311
ICON Luxembourg S.a.r.l. (3 month Term SOFR + 2.512%) 7.902%, 7/3/28(2)	4,068	4,065
ICU Medical, Inc. Tranche B (3 month Term SOFR + 2.650%) 8.040%, 1/8/29(2)	4,979	4,970
Indivior Finance S.a r.l. (3 month Term SOFR + 5.512%) 10.902%, 6/30/26(2)	3,822	3,803
Insulet Corp. Tranche B (1 month Term SOFR + 3.364%) 8.681%, 5/4/28(2)	5,415	5,403
Medical Solutions Holdings, Inc. (3 month Term SOFR + 3.350%) 8.772%, 11/1/28(2)	8,314	8,030
	Par Value	Value

Health Care—continued
Medline Borrower LP (1 month Term SOFR + 3.364%) 8.681%, 10/23/28(2)	$ 11,388	$ 11,350
MPH Acquisition Holdings LLC (3 month Term SOFR + 4.512%) 9.916%, 9/1/28(2)	6,287	5,904
NAPA Management Services Corp. (1 month Term SOFR + 5.350%) 10.666%, 2/23/29(2)	6,403	5,138
National Mentor Holdings, Inc.
First Lien (1-3 month Term SOFR + 3.850%) 9.166% - 9.240%, 3/2/28(2)	5,588	4,962
Tranche C, First Lien (3 month Term SOFR + 3.850%) 9.240%, 3/2/28(2)	168	149
Onex TSG Intermediate Corp. (3 month Term SOFR + 5.012%) 10.381%, 2/28/28(2)	4,353	4,029
Organon & Co. (1 month Term SOFR + 3.114%) 8.442%, 6/2/28(2)	10,715	10,683
PetIQ, Inc. First Lien (3 month Term SOFR + 4.512%) 9.838%, 4/13/28(2)	4,594	4,502
Physician Partners LLC (1 month Term SOFR + 4.100%) 9.416%, 12/22/28(2)	6,095	5,782
PRA Health Sciences, Inc. (3 month Term SOFR + 2.512%) 7.902%, 7/3/28(2)	1,014	1,013
Sotera Health Holdings LLC
(1 month Term SOFR + 2.864%) 8.181%, 12/11/26(2)	5,106	5,054
(1 month Term SOFR + 3.750%) 9.073%, 12/11/26(2)	3,506	3,506
Star Parent, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 9/19/30(2)(3)	5,750	5,615
Surgery Center Holdings, Inc. 2021 (1 month Term SOFR + 3.864%) 9.189%, 8/31/26(2)	4,820	4,822
Team Health Holdings, Inc. (1 month Term SOFR + 5.250%) 10.566%, 3/2/27(2)	8,578	6,476
		129,400

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Housing—3.5%
84 Lumber Co. Tranche B-1 (1 month Term SOFR + 3.114%) 8.431%, 11/13/26(2)	$ 3,694	$ 3,692
ACProducts Holdings, Inc. (3 month Term SOFR + 4.512%) 9.902%, 5/17/28(2)	8,557	7,036
Cushman & Wakefield U.S. Borrower LLC
(1 month Term SOFR + 2.864%) 8.181%, 8/21/25(2)	290	289
2023-1 (1 month Term SOFR + 3.350%) 8.666%, 1/31/30(2)	3,670	3,603
2023-2 (1 month Term SOFR + 4.000%) 9.316%, 1/31/30(2)	2,300	2,277
Empire Today LLC (1 month Term SOFR + 5.114%) 10.439%, 4/3/28(2)	3,076	2,505
Foley Products Co. LLC (3 month Term SOFR + 4.900%) 10.290%, 12/29/28(2)	4,474	4,450
Forest City Enterprises LP Tranche B (1 month Term SOFR + 3.614%) 8.931%, 12/8/25(2)	5,611	5,050
Griffon Corp. Tranche B (3 month Term SOFR + 2.400%) 7.791%, 1/24/29(2)	6,224	6,218
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.891%, 2/26/29(2)	955	928
Oscar Acquisitionco LLC Tranche B (3 month Term SOFR + 4.500%) 9.890%, 4/29/29(2)	7,420	7,358
Smyrna Ready Mix Concrete LLC (1 month Term SOFR + 4.350%) 9.666%, 4/2/29(2)	5,235	5,242
Snap One Holdings Corp. (3 month Term SOFR + 4.650%) 10.040%, 12/8/28(2)	6,255	6,030
		54,678

Information Technology—9.7%
Allegro MicroSystems, Inc. (1 month Term SOFR + 3.850%) 9.166%, 9/30/27(2)	393	389
Atlas Purchaser, Inc. Second Lien (3 month Term SOFR + 9.000%) 14.659%, 5/7/29(2)	825	371
	Par Value	Value

Information Technology—continued
CDK Global, Inc. (1 month Term SOFR + 4.250%) 9.640%, 7/6/29(2)	$ 5,424	$ 5,421
Cloud Software Group, Inc. Tranche A (2-3 month Term SOFR + 4.600%) 9.990%, 9/29/28(2)	13,262	12,713
ConvergeOne Holdings Corp. First Lien (3 month LIBOR + 5.000%) 10.372%, 1/4/26(2)	4,265	2,578
Creation Technologies, Inc. (3 month Term SOFR + 5.762%) 11.030%, 10/5/28(2)	6,676	6,325
Digi International, Inc. (1 month Term SOFR + 5.114%) 10.431%, 11/1/28(2)	4,395	4,390
E2Open LLC (1 month Term SOFR + 3.614%) 8.931%, 2/4/28(2)	5,283	5,272
II-VI, Inc. Tranche B (1 month Term SOFR + 2.864%) 8.181%, 7/2/29(2)	4,485	4,465
Instructure Holdings, Inc. (6 month Term SOFR + 3.178%) 8.679%, 10/30/28(2)	4,703	4,689
Lendingtree, Inc. Tranche B (1 month Term SOFR + 3.864%) 9.196%, 9/15/28(2)	6,093	5,014
Magenta Buyer LLC
First Lien (3 month Term SOFR + 5.262%) 10.631%, 7/27/28(2)	6,553	4,857
Second Lien (3 month Term SOFR + 8.512%) 13.881%, 7/27/29(2)	2,540	1,168
Magnite, Inc. (1-6 month Term SOFR + 5.428%) 10.431% - 10.929%, 4/28/28(2)	5,724	5,730
McAfee Corp. Tranche B-1 (1 month Term SOFR + 3.850%) 9.180%, 3/1/29(2)	7,875	7,681
Mermaid Bidco, Inc. Tranche B-2 (3 month Term SOFR + 4.500%) 9.901%, 12/22/27(2)	5,952	5,944
MKS Instruments, Inc. Tranche B (1 month Term SOFR + 2.850%) 8.166%, 8/17/29(2)	5,478	5,469
Open Text Corp. Tranche B (1 month Term SOFR + 2.850%) 8.166%, 1/31/30(2)	12,049	12,043
	Par Value	Value

Information Technology—continued
Orchid Merger Sub II LLC (1 month Term SOFR + 4.900%) 10.200%, 7/27/27(2)	$ 5,092	$ 3,679
Rackspace Technology Global, Inc. Tranche B (1 month Term SOFR + 2.864%) 8.194%, 2/15/28(2)	7,556	3,396
Red Planet Borrower LLC First Lien (1 month Term SOFR + 3.850%) 9.166%, 10/2/28(2)	2,992	2,854
Sabre GLBL, Inc. 2022, Tranche B-2 (1 month Term SOFR + 5.100%) 10.416%, 6/30/28(2)	8,016	7,044
Ultra Clean Holdings, Inc. Tranche B (1 month Term SOFR + 3.864%) 9.181%, 8/27/25(2)	12,157	12,165
UST Global, Inc. (1 month Term SOFR + 3.614%) 8.946%, 11/20/28(2)	4,831	4,734
Virtusa Corp.
Tranche B (2 month LIBOR + 3.750%) 9.331%, 2/11/28(2)	7,343	7,281
Tranche B-1 (1 month Term SOFR + 3.850%) 9.166%, 2/15/29(2)	1,182	1,173
Xperi Holding Corp. Tranche B (1 month Term SOFR + 3.614%) 8.931%, 6/8/28(2)	11,967	11,932
		148,777

Manufacturing—0.9%
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 9.174%, 3/15/30(2)	3,334	3,334
CPM Holdings, Inc. (3 month LIBOR + 3.000%) 0.000%, 9/22/28(2)(3)	2,510	2,502
VM Consolidated, Inc. (1 month Term SOFR + 3.364%) 8.681%, 3/24/28(2)	4,123	4,121
WireCo WorldGroup, Inc. (1 month Term SOFR + 4.364%) 9.695%, 11/13/28(2)	4,028	4,018
		13,975

Media / Telecom - Broadcasting—1.3%
Sinclair Television Group, Inc.
Tranche B-2 (1 month Term SOFR + 2.614%) 7.931%, 9/30/26(2)	1,995	1,720
Tranche B-3 (1 month Term SOFR + 3.114%) 8.431%, 4/1/28(2)	3,661	2,573
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—continued
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.990%, 12/17/26(2)	$ 5,496	$ 5,015
United Talent Agency LLC Tranche B (1 month Term SOFR + 4.114%) 9.431%, 7/7/28(2)	3,320	3,304
Univision Communications, Inc. 2021 (1 month Term SOFR + 3.364%) 8.681%, 3/15/26(2)	7,082	7,059
		19,671

Media / Telecom - Cable/Wireless Video—3.9%
Cogeco Communications Finance USA LP Tranche B-1 (3 month LIBOR + 1.750%) 0.000%, 9/18/30(2)(3)	3,281	3,226
Coral-U.S. Co-Borrower LLC Tranche B-6 (3 month LIBOR + 3.000%) 0.000%, 10/15/29(2)(3)	6,000	5,960
CSC Holdings LLC 2017 (1 month LIBOR + 2.250%) 7.697%, 7/17/25(2)	8,320	8,049
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.431%, 8/2/27(2)	8,297	8,098
Intelsat Jackson Holdings S.A. Tranche B (3 month Term SOFR + 4.400%) 9.772%, 2/1/29(2)	8,950	8,922
Radiate Holdco LLC (1 month Term SOFR + 3.364%) 8.681%, 9/25/26(2)	10,242	8,353
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.947%, 1/31/28(2)	11,256	10,920
Ziggo Financing Partnership Tranche I (1 month Term SOFR + 2.614%) 7.947%, 4/30/28(2)	7,166	6,993
		60,521

Media / Telecom - Diversified Media—2.8%
Allen Media LLC Tranche B (3 month Term SOFR + 5.500%) 10.890%, 2/10/27(2)	7,653	6,784
Applovin Corp.
(1 month Term SOFR + 3.100%) 8.416%, 10/25/28(2)	5,444	5,435
	Par Value	Value

Media / Telecom - Diversified Media—continued
(1 month Term SOFR + 3.100%) 8.416%, 8/14/30(2)	$ 3,177	$ 3,167
Banijay Group U.S. Holding Tranche B (1 month Term SOFR + 3.850%) 9.177%, 4/25/28(2)	6,258	6,253
Digital Media Solutions LLC (3 month Term SOFR + 11.262%) 16.652%, 5/25/26(2)	4,085	2,724
E.W. Scripps Co. (The) Tranche B-2 (1 month Term SOFR + 2.677%) 7.993%, 5/1/26(2)	4,316	4,244
Houghton Mifflin Harcourt Co. Tranche B, First Lien (1 month Term SOFR + 5.350%) 10.666%, 4/9/29(2)	4,688	4,420
MH Sub I LLC
2023 (1 month Term SOFR + 4.364%) 9.681%, 5/3/28(2)	3,741	3,614
Second Lien (1 month Term SOFR + 6.250%) 11.566%, 2/23/29(2)	2,565	2,266
UPC Financing Partnership Tranche AX (1 month Term SOFR + 3.039%) 8.372%, 1/31/29(2)	4,000	3,935
		42,842

Media / Telecom - Telecommunications—5.9%
Altice Financing S.A.
2017 (3 month LIBOR + 2.750%) 8.320%, 7/15/25(2)	1,402	1,386
2022 (3 month Term SOFR + 5.000%) 10.308%, 10/29/27(2)	21,125	20,878
CenturyLink, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.681%, 3/15/27(2)	8,082	5,741
Connect U.S. Finco LLC (1 month Term SOFR + 3.500%) 8.816%, 12/11/26(2)	8,528	8,342
Consolidated Communications, Inc. Tranche B-1 (1 month Term SOFR + 3.614%) 8.931%, 10/2/27(2)	3,768	3,330
Guardian U.S. Holdco LLC (3 month Term SOFR + 4.000%) 9.389%, 1/31/30(2)	5,506	5,507
	Par Value	Value

Media / Telecom - Telecommunications—continued
Numericable U.S. LLC Tranche B-14 (3 month Term SOFR + 5.500%) 10.808%, 8/15/28(2)	$ 23,991	$ 21,658
Patagonia Holdco LLC (3 month Term SOFR + 5.750%) 11.117%, 8/1/29(2)	4,395	3,868
Voyage Digital NZ Ltd. (3 month Term SOFR + 4.250%) 9.630%, 5/11/29(2)	3,904	3,894
Zacapa S.a.r.l. 2022 (3 month Term SOFR + 4.000%) 9.390%, 3/22/29(2)	16,558	16,413
		91,017

Media / Telecom - Wireless Communications—1.0%
Crown Subsea Communications Holding, Inc. (1 month Term SOFR + 5.114%) 10.444%, 4/27/27(2)	4,174	4,181
Venga Finance S.a.r.l. (3 month Term SOFR + 5.012%) 10.434%, 6/28/29(2)	11,148	11,037
		15,218

Metals / Minerals—1.2%
AMG Advanced Metallurgical Group N.V. 2021 (1 month Term SOFR + 3.614%) 8.931%, 11/30/28(2)	4,623	4,603
Arsenal Aic Parent LLC Tranche B (1 month Term SOFR + 4.500%) 9.879%, 8/19/30(2)	5,292	5,277
Oxbow Carbon LLC Tranche B (3 month Term SOFR + 4.100%) 9.490%, 5/10/30(2)	4,973	4,962
TMS International Corp. Tranche B-4 (1-3 month Term SOFR + 4.750%) 10.066% - 10.119%, 3/2/30(2)	3,955	3,970
		18,812

Retail—1.9%
Academy Ltd. (1 month Term SOFR + 3.864%) 9.194%, 11/5/27(2)	2,977	2,981
Ascena Retail Group, Inc. Tranche B (3 month LIBOR + 4.500%) 6.031%, 8/21/22(6)	2,496	8
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Retail—continued
Belk, Inc. First Lien (3 month LIBOR + 7.500%) 13.150%, 7/31/25(2)	$ 4,375	$ 3,718
Belk, Inc., PIK Interest Capitalization (3 month LIBOR + 0.000%) 10.000%, 7/31/25(2)(8)	4,106	712
CWGS Group LLC (1 month Term SOFR + 2.614%) 7.931% - 7.949%, 6/3/28(2)	6,340	5,953
J.C. Penney Corp., Inc. Tranche B (3 month LIBOR + 0.043%) 9.384%, 6/24/24(5)(6)	3,733	4
Jo-Ann Stores LLC Tranche B-1 (1 month Term SOFR + 5.012%) 10.362%, 7/7/28(2)	4,306	1,356
LSF9 Atlantis Holdings LLC Tranche B (3 month Term SOFR + 7.250%) 12.640%, 3/31/29(2)	4,396	4,205
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 8.902%, 3/3/28(2)	4,481	4,425
PetsMart LLC (1 month Term SOFR + 3.850%) 9.166%, 2/11/28(2)	4,694	4,675
Rising Tide Holdings INC 2023 (3 month Term SOFR + 8.250%) 13.660%, 3/11/24(2)(5)	630	567
		28,604

Service—7.5%
Adtalem Global Education, Inc. Tranche B (1 month Term SOFR + 4.114%) 9.431%, 8/12/28(2)	6,563	6,550
Altisource S.a.r.l. Tranche B (3 month Term SOFR + 8.850%) 14.240%, 4/3/24(2)	3,235	2,591
American Public Education, Inc. (1 month Term SOFR + 5.615%) 10.931%, 3/29/27(2)	2,161	2,139
Apex Group Treasury Ltd.
2022 (3 month Term SOFR + 5.000%) 10.308%, 7/27/28(2)	597	597
First Lien (3 month Term SOFR + 4.012%) 9.379%, 7/27/28(2)	4,947	4,895
APX Group, Inc. (1 month Term SOFR + 3.364%) 8.689%, 7/10/28(2)	5,070	5,063
ASP Dream Acquisition Co. LLC (1 month Term SOFR + 4.100%) 9.416%, 12/15/28(2)	4,172	4,120
	Par Value	Value

Service—continued
Belfor Holdings, Inc.
First Lien (1 month Term SOFR + 4.114%) 9.431%, 4/6/26(2)	$ 4,386	$ 4,369
Tranche B-2, First Lien (1 month Term SOFR + 4.250%) 9.566%, 4/6/26(2)	4,101	4,101
Camelot U.S. Acquisition I Co. (1 month Term SOFR + 3.114%) 8.431%, 10/30/26(2)	5,574	5,560
Conduent Business Services LLC Tranche B (1 month Term SOFR + 4.364%) 9.681%, 10/16/28(2)	4,781	4,739
Employbridge Holding Co. Tranche B (3 month Term SOFR + 5.012%) 10.258% - 10.402%, 7/19/28(2)	4,895	4,399
Energize Holdco LLC (1 month Term SOFR + 3.864%) 9.181%, 12/8/28(2)	4,575	4,510
EverCommerce Solutions, Inc. (1 month Term SOFR + 3.364%) 8.681%, 7/6/28(2)	3,544	3,541
GFL Environmental, Inc. 2023 (1 month Term SOFR + 2.500%) 7.823%, 5/31/27(2)	3,001	2,997
Lakeland Tours LLC First Lien (6 month LIBOR + 0.000%) 8.000%, 9/25/27(2)	118	85
LSF11 Trinity Bidco, Inc. (1 month Term SOFR + 4.500%) 9.832%, 6/14/30(2)	5,536	5,522
Omnia Partners LLC (3 month Term SOFR + 4.250%) 9.601%, 7/19/30(2)	5,320	5,321
Peraton Corp.
Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.166%, 2/1/28(2)	13,243	13,202
Tranche B-1, Second Lien (3 month Term SOFR + 7.850%) 13.233%, 2/1/29(2)	2,976	2,907
Priority Holdings LLC (3 month Term SOFR + 6.012%) 11.434%, 4/27/27(2)	5,435	5,414
Signal Parent, Inc. (1 month Term SOFR + 3.600%) 8.916%, 4/3/28(2)	5,579	4,696
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 9.664%, 3/4/28(2)	3,456	2,980
	Par Value	Value

Service—continued
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.666%, 2/10/29(2)	$ 4,644	$ 4,595
Summer BC Bidco B LLC Tranche B-2 (3 month Term SOFR + 4.760%) 10.150%, 12/4/26(2)	5,703	5,498
TTF Holdings LLC (1 month Term SOFR + 4.114%) 9.431%, 3/31/28(2)	5,525	5,516
		115,907

Transportation - Automotive—1.6%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1-6 month Term SOFR + 3.600%) 8.436% - 8.929%, 12/13/29(2)	5,383	5,358
Autokiniton U.S. Holdings, Inc. Tranche B (1 month Term SOFR + 4.614%) 9.931%, 4/6/28(2)	8,475	8,289
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 9.066%, 5/6/30(2)	3,800	3,788
Garrett LX I S.a.r.l. (3 month Term SOFR + 4.762%) 9.869% - 10.131%, 4/30/28(2)	3,571	3,572
ILPEA Parent, Inc. (1 month Term SOFR + 4.614%) 9.934%, 6/22/28(2)	3,833	3,804
		24,811

Transportation - Land Transportation—1.2%
Daseke Cos., Inc. (1 month Term SOFR + 4.114%) 9.431%, 3/9/28(2)	6,170	6,091
Gn Bondco LLC Tranche B (3 month LIBOR + 2.500%) 0.000%, 9/20/30(2)(3)	5,185	5,051
LaserShip, Inc.
First Lien (3 month Term SOFR + 4.928%) 10.396%, 5/7/28(2)	5,474	5,056
Second Lien (3 month Term SOFR + 7.928%) 13.396%, 5/7/29(2)	3,135	2,586
		18,784

Utilities—2.5%
Eastern Power LLC Tranche B (1 month Term SOFR + 3.864%) 9.181%, 10/2/25(2)	6,895	6,647
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Utilities—continued
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.566%, 8/7/29(2)	$ 1,265	$ 1,263
Granite Generation LLC (1 month Term SOFR + 3.864%) 9.181%, 11/9/26(2)	6,353	6,208
Helix Gen Funding LLC (3 month LIBOR + 3.000%) 0.000%, 12/31/27(2)(3)	2,000	1,994
Invenergy Thermal Operating I LLC Tranche B (1 month Term SOFR + 4.614%) 9.951%, 8/14/29(2)	4,481	4,469
Lackawanna Energy Center LLC Tranche C (1 month Term SOFR + 5.000%) 10.316%, 7/20/29(2)	1,272	1,254
Talen Energy Supply LLC
Tranche B (3 month Term SOFR + 4.500%) 9.876%, 5/17/30(2)	2,972	2,981
Tranche C (3 month Term SOFR + 4.500%) 9.876%, 5/17/30(2)	2,413	2,420
WaterBridge Midstream Operating LLC (1 month Term SOFR + 6.012%) 11.363%, 6/22/26(2)	10,909	10,911
		38,147

Total Leveraged Loans (Identified Cost $1,396,380)		1,346,405

	Shares
Preferred Stock—1.0%
Energy—1.0%
Blackbrush Oil & Gas, 1.000%(5)	14,422	14,423
Total Preferred Stock (Identified Cost $4,321)		14,423

Common Stocks—1.4%
Consumer Discretionary—0.5%
Belk, Inc.(5)	1,562	13
Earnout Trust Certificates(5)	2,376	7
TRU Topco Units(5)	1,866	6,973
Wayne Services Legacy, Inc. (5)	2,073	—
West Marine(5)(9)	44,603	100
		7,093

	Shares	Value

Energy—0.6%
Blackbrush Oil & Gas(5)	437,150	$ 7,198
Summit Midstream Partners LP(9)	108,293	1,499
		8,697

Financials—0.0%
Copper Property CTL Pass Through Trust(5)	17,816	192
Industrials—0.0%
Internap Holding LLC(5)	681,392	—
Information Technology—0.0%
Bright Bidco(5)	26,953	12
Real Estate—0.0%
Hill Street Properties(5)	85,002	425
Utilities—0.3%
Longview Intermediate Holdings LLC(5)	350,306	4,379
Total Common Stocks (Identified Cost $13,900)		20,798

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(5)(9)	410,667	478
Total Rights (Identified Cost $554)		478

Warrants—0.0%
Consumer Discretionary—0.0%
West Marine, 06/01/29(5)(9)	5,583	—
Real Estate—0.0%
Altisource Portfolio Solutions S.A. , 05/22/27(9)	37,960	151
Hill Street Properties, 04/15/50(5)(9)	144,733	—
		151

Total Warrants (Identified Cost $1)		151

Total Long-Term Investments—98.2% (Identified Cost $1,562,944)		1,510,250

TOTAL INVESTMENTS—98.2% (Identified Cost $1,562,944)		$1,510,250
Other assets and liabilities, net—1.8%		28,366
NET ASSETS—100.0%		$1,538,616
Abbreviations:
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $94,795 or 6.2% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	This loan will settle after September 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(4)	84% of the income received was in cash and 16% was in PIK.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	100% of the income received was in PIK.
(8)	100% of the income received was in cash.
(9)	Non-income producing.

Country Weightings†
United States	86%
Luxembourg	6
Canada	3
France	2
Netherlands	2
Ireland	1
Total	100%
† % of total investments as of September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
As of September 30, 2023, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
ABG Intermediate Holdings 2 LLC, (3 month LIBOR + 2.250%) 0.000%, 12/21/28(1)	$834	$834	$834	$—
Omnia Partners LLC, (3 month LIBOR + 4.250%) 0.000%, 7/19/30	500	495	500	5
Total	$1,334	$1,329	$1,334	$5

(1)	This loan will settle after September 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Security	$4,941	$—	$4,941	$—
Corporate Bonds and Notes	121,134	—	121,134	—
Leveraged Loans	1,346,405	—	1,345,825	580(1)
Convertible Bonds and Notes	1,920	—	1,920	—
Equity Securities:
Rights	478	—	—	478
Common Stocks	20,798	1,499	—	19,299(1)
Warrants	151	—	151	—(1)
Preferred Stock	14,423	—	—	14,423
Total Investments	$1,510,250	$1,499	$1,473,971	$34,780

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $8 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $3,687 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Total	Leveraged Loans	Common stock	Preferred Stocks	Warrants	Rights
Investments in Securities
Balance as of December 31, 2022:	$ 40,561	$ 6,690(a)	$ 18,724(a)	$ 14,654	$ —(a)	$ 493
Accrued discount/(premium)	42	42	—	—	—	—
Net realized gain (loss)	(2,947)	(2,947)	—	—	—	—
Net change in unrealized appreciation (depreciation)(b)	2,514	1,840	1,032	(343)	—	(15)
Purchases	2,975	3,320	(457)	112	—	—
Sales(c)	(4,686)	(4,686)	—	—	—	—
Transfers into Level 3(d)	8	8	—	—	—	—
Transfers from Level 3(d)	(3,687)	(3,687)	—	—	—	—
Balance as of September 30, 2023	$ 34,780	$ 580(a)	$ 19,299(a)	$ 14,423	$ —(a)	$ 478
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2023, was $714.
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of September 30, 2023, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2023:
Investments in Securities – Assets	Ending Balance at September 30, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
Blackbrush Oil & Gas	$14,423	Market and Company Comparables	EV Multiples	3.11x (2.22x - 4.49x)
				3.96x (2.99x - 5.87x)
			Illiquidity Discount	10%

Common Stocks:
BlackBrush Oil & Gas	$7,198	Market and Company Comparables	EV Multiples	3.11x (2.22x - 4.49x)
				3.96x (2.99x - 5.87x)
			Illiquidity Discount	10%

TRU Topco Units	$6,973	Market and Company Comparables	EV Multiples	7.47x (3.74x - 13.66x)
				8.56x (5.20x - 11.50x)
			Precedent Transaction Multiples	7.67x (5.94x - 10.50x)
			Illiquidity Discount	10%

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.